Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial assets and liabilities carrying values by category and fair values
Financial detail
The following tables provide the financial assets and liabilities carrying values by category and fair values as of June 30, 2023 and December 31, 2022:

	As of 31/12/2022
	Carrying value				Fair value
	As per	Assets at	Assets at	Assets at	Debt at	Level 1	Level 2	Level 3
	statement of	fair value	fair value	amortized	amortized
	financial	through	through OCI	cost	cost
(in € thousands)	position	profit & loss
Assets
Equity investments	3,133		3,133					3,133
Other investments	483	483						483
Financial investments	4,550	4,550				4,550
Loans	428			428			428
Deposits and guarantees	335			335			335
Trade receivables	3,188			3,188			3,188
Cash and cash equivalents	136,001	136,001				136,001
TOTAL - Assets	148,119	141,034	3,133	3,951	—	140,551	3,951	3,617
Liabilities
Conditional advances	3,229				3,229			3,229
Convertible loans	50,276				50,276		52,708
Bank loans	15,196				15,196		15,196
Obligations under finance leases	6,559				6,559		6,559
Accrued interests	14				14		14
Trade payables	8,613				8,613		8,613
Other payables	1,325				1,325		1,325
TOTAL - Liabilities	85,214	—	—	—	85,214	—	84,416	3,229

	As of 30/06/2023
	Carrying value				Fair value
	As per	Assets at	Assets at	Assets at	Debt at	Level 1	Level 2	Level 3
	statement of	fair value	fair value	amortized	amortized
	financial	through	through OCI	cost	cost
(in € thousands)	position	profit & loss
Assets
Equity investments	3,133		3,133					3,133
Other investments	483	483						483
Financial investments	—
Loans	452			452			452
Deposits and guarantees	302			302			302
Trade receivables	2,787			2,787			2,787
Cash and cash equivalents	111,826	111,826				111,826
TOTAL - Assets	118,983	112,309	3,133	3,541	—	111,826	3,541	3,617
Liabilities
Conditional advances	3,229				3,229			3,229
Convertible loans	51,424				51,424		50,208
Bank loans	14,732				14,732		14,732
Obligations under finance leases	6,030				6,030		6,030
Accrued interests	8				8		8
Trade payables	15,883				15,883		15,883
Other payables	1,207				1,207		1,207
TOTAL - Liabilities	92,513	—	—	—	92,513	—	88,067	3,229